Net fee and commission income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Fee and commission income:
Current accounts	£ 341	£ 330	£ 314
Credit and debit card fees	636	655	631
Commercial banking and treasury fees	183	185	188
Unit trust and insurance broking	31	39	32
Factoring	34	34	35
Other fees and commissions	239	242	258
Total fee and commission income	1,464	1,485	1,458
Fee and commission expense	(608)	(616)	(568)
Net fee and commission income	£ 856	£ 869	£ 890